Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal income tax rate percentage	21.00%	21.00%	21.00%	21.00%
California income tax rate percentage	7.00%	7.00%	7.00%	7.00%
Taxable income percentage	75.00%	75.00%
Taxable income, amount	$ 7,415	$ 10,000
Taxable income exempted from income tax percentage	50.00%	50.00%
Taxable income exempted from income tax, amount	$ 140,887	$ 190,000
Net operating losses carry forward	24,400,000		$ 19,900,000
Deferred tax assets on net operating losses
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
California income tax rate percentage	8.84%	8.84%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Federal income tax rate percentage	21.00%	21.00%
Deferred tax assets on net operating losses percentage	100.00%
Deferred tax assets on net operating losses	$ 6,500,000		5,600,000
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate percentage	17.00%	17.00%
Net operating losses carry forward	$ 27,000,000.0		23,900,000
Deferred tax assets on net operating losses percentage	100.00%
Deferred tax assets on net operating losses	$ 4,200,000		$ 3,900,000
VIET NAM
Effective Income Tax Rate Reconciliation [Line Items]
Standard income tax rate percentage	20.00%	20.00%